PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET
(1) Property, plant and equiment, net

	Year ended December 31, 2019
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	587,174	3,303,174	6,748,644	264,782	617,950	124,220	55,288	11,701,232
Accumulated depreciation	—	(1,520,976)	(4,126,060)	(217,394)	—	(13,275)	(5,918)	(5,883,623)

Net book value at January 1, 2019	587,174	1,782,198	2,622,584	47,388	617,950	110,945	49,370	5,817,609

Opening net book value	587,174	1,782,198	2,622,584	47,388	617,950	110,945	49,370	5,817,609
Effect of initial recognition under IFRS 16	—	—	—	—	—	—	280,493	280,493
Translation differences	(596)	(16,174)	(9,959)	(316)	(1,716)	(1,089)	(1,263)	(31,113)
Additions	7,531	9,367	2,063	4,821	923,599	38,476	40,864	1,026,721
Capitalized borrowing costs	—	—	—	—	16,085	—	—	16,085
Disposals / Consumptions	—	(750)	(117)	(1,204)	(2,988)	(21,489)	(18,901)	(45,449)
Transfers	326	154,544	264,122	14,843	(433,582)	(50)	—	3,125
Depreciation charge	—	(135,163)	(324,112)	(15,167)	—	(6,421)	(44,105)	(524,968)

Closing net book value	594,435	1,794,022	2,554,581	50,365	1,119,348	120,372	306,458	6,539,581

Values at the end of the year
Cost	594,435	3,412,904	6,931,970	268,398	1,119,348	140,028	355,928	12,823,011
Accumulated depreciation	—	(1,618,882)	(4,377,389)	(218,033)	—	(19,656)	(49,470)	(6,283,430)

Net book value at December 31, 2019	594,435	1,794,022	2,554,581	50,365	1,119,348	120,372	306,458	6,539,581

	Year ended December 31, 2018
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	562,042	2,096,959	4,927,478	151,883	456,021	113,188	—	8,307,571
Accumulated depreciation	—	(563,523)	(2,286,828)	(104,303)	—	(3,164)	—	(2,957,818)

Net book value at January 1, 2018	562,042	1,533,436	2,640,650	47,580	456,021	110,024	—	5,349,753

Opening net book value	562,042	1,533,436	2,640,650	47,580	456,021	110,024	—	5,349,753
Effect of initial inflation adjustment (Note 4 (cc))	19,646	434,683	282,577	5,698	25,568	19,858	—	788,030
Translation differences	(2,217)	(140,879)	(124,066)	(5,102)	(29,005)	(10,836)	—	(312,105)
Additions	1,888	4,083	3,647	3,569	446,002	23,880	—	483,069
Capitalized borrowing costs	—	—	—	—	7,368	—	—	7,368
Disposals / Consumptions	—	(93)	(2,186)	(1,236)	(3,563)	(24,470)	—	(31,548)
Transfers	5,815	80,197	187,284	11,726	(284,441)	2,543	—	3,124
Depreciation charge	—	(129,229)	(315,952)	(14,847)	—	(10,055)	—	(470,083)

Closing net book value	587,174	1,782,198	2,671,954	47,388	617,950	110,945		5,817,609

Values at the end of the year
Cost	587,174	3,303,174	6,803,932	264,782	617,950	124,220	—	11,701,232
Accumulated depreciation	—	(1,520,976)	(4,131,978)	(217,394)	—	(13,275)	—	(5,883,623)

Net book value at December 31, 2018	587,174	1,782,198	2,671,954	47,388	617,950	110,945	—	5,817,609

12.	PROPERTY, PLANT AND EQUIPMENT, NET (continued)

(2) Right-of-use assets

	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	—	55,288	—	55,288
Accumulated depreciation	—	(5,918)	—	(5,918)

Net book value at January 1, 2019	—	49,370	—	49,370

Opening net book value	—	49,370	—	49,370
Effect of initial recognition under IFRS 16	226,936	52,469	1,088	280,493
Translation differences	(115)	(1,148)	—	(1,263)
Net additions	18,931	21,933	—	40,864
Disposal/Derecognition	—	(18,094)	(807)	(18,901)
Depreciation charge	(28,895)	(14,929)	(281)	(44,105)

Closing net book value	216,857	89,601	—	306,458

Values at the end of the year
Cost	245,752	110,176	—	355,928
Accumulated depreciation	(28,895)	(20,575)	—	(49,470)

Net book value at December 31, 2019	216,857	89,601	—	306,458

The cost related to variable-lease payments that do not depend on an index or rate amounted to USD 17.4 million for the year ended December 31, 2019. The expenses related to leases for which the Company applied the practical expedient described in paragraph 5 (a) of IFRS 16 (leases with contract term of less than 12 months) amounted to USD 3.4 million for the year ended December 31, 2019.